UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, August 11, 2010

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $437,583


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    24432   632145 SH       Sole                   614070             18075
AMER EXPRESS                   COM              025816109    25205   634875 SH       Sole                   615425             19450
ANSYS INC                      COM              03662Q105     8303   204650 SH       Sole                   204050               600
APOLLO GROUP                   COM              037604105     5145   121150 SH       Sole                   116775              4375
BANK OF AMERICA                COM              060505104     4110   286000 SH       Sole                   277666              8334
BERKSHIRE HATH A               COM              084670108      240        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    62701   786807 SH       Sole                   765007             21800
BOSTON PROPRT                  COM              101121101      770    10788 SH       Sole                    10788
CATHAY GENERAL                 COM              149150104     1043   101000 SH       Sole                   101000
CHUBB CORP                     COM              171232101     2500    50000 SH       Sole                    50000
CINTAS CORP                    COM              172908105     3955   165000 SH       Sole                   165000
COCA COLA                      COM              191216100    23995   478745 SH       Sole                   466545             12200
CONOCOPHILLIPS                 COM              20825c104    17111   348560 SH       Sole                   341560              7000
CORINTHIAN COLL                COM              218868107     5184   526275 SH       Sole                   509900             16375
DELL INC                       COM              24702R101     9324   773100 SH       Sole                   749500             23600
DRESSER-RAND GRP               COM              261608103     4221   133800 SH       Sole                   133800
DUCKWALL-ALCO                  COM              264142100     2402   165000 SH       Sole                   165000
EASTERN INSUR                  COM              276534104     1828   172100 SH       Sole                   172100
EDUCATION MGMT                 COM              28140m103      445    29200 SH       Sole                    29200
EQUITY LIFESTYLE               COM              29472R108     1447    30000 SH       Sole                    30000
FLUOR CORP                     COM              343412102     4250   100000 SH       Sole                   100000
GARTNER INC                    COM              366651107    25434  1093920 SH       Sole                  1064345             29575
GENERAL ELECTRIC               COM              369604103    16537  1146786 SH       Sole                  1116686             30100
GP STRATEGIES                  COM              36225V104     2487   342600 SH       Sole                   342600
HAMPDEN BANCRP                 COM              40867E107     1194   125700 SH       Sole                   125700
ITT EDUCATNL SVC               COM              45068B109     4151    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    18520   313578 SH       Sole                   303190             10388
KRAFT FOODS                    COM              50075N104    13040   465700 SH       Sole                   455650             10050
LANCASTR COLONY                COM              513847103     4552    85300 SH       Sole                    85300
LOEWS CORP                     COM              540424108     2498    75000 SH       Sole                    75000
MARINE PRODUCTS                COM              568427108     1888   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104     7873    39460 SH       Sole                    38235              1225
MEDTRONIC INC                  COM              585055106     3083    85000 SH       Sole                    85000
MICROSOFT                      COM              594918104     5545   241000 SH       Sole                   241000
MORNINGSTAR                    COM              617700109     3189    75000 SH       Sole                    75000
OMEGA FLEX                     COM              682095104     7202   493964 SH       Sole                   470039             23925
PATTERSON COS                  COM              703395103    11269   395005 SH       Sole                   381830             13175
PETROHAWK ENRG                 COM              716495106     1188    70000 SH       Sole                    70000
PHH CORP                       COM              693320202     1437    75478 SH       Sole                    73535              1943
PLUM CREEK TMBR                COM              729251108     1381    40000 SH       Sole                    40000
PROCTER & GAMBLE               COM              742718109    11543   192445 SH       Sole                   188145              4300
RANGE RESOURCES                COM              75281A109     1004    25000 SH       Sole                    25000
ROFIN-SINAR TECH               COM              775043102     2371   113900 SH       Sole                   113900
SOWESTERN ENRGY                COM              845467109    10499   271715 SH       Sole                   263815              7900
STRYKER CORP                   COM              863667101     3765    75200 SH       Sole                    75200
TERADATA CORP                  COM              88076w103     5791   190000 SH       Sole                   190000
THOR INDUSTRIES                COM              885160101     3990   168000 SH       Sole                   168000
ULTRA PETROLEUM                COM              903914109     1106    25000 SH       Sole                    25000
US BANCORP                     COM              902973304     7705   344750 SH       Sole                   331750             13000
VARIAN MEDICAL                 COM              92220p105     3921    75000 SH       Sole                    75000
WASHINGTON POST                COM              939640108    11136    27130 SH       Sole                    26297               833
WEIGHT WATCHERS                COM              948626106    11308   440155 SH       Sole                   429380             10775
WELLS FARGO                    COM              949746101    22365   873639 SH       Sole                   849947             23692